Operating expenses, Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expense [Abstract]
Operating expenses	$ 70,620	$ 68,554	$ 67,846
Insurance	7,974	6,875	5,963
Total vessel operating expenses	$ 78,594	$ 75,429	$ 73,809